Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
SFT Ivy Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT IvySM Growth Fund
Objective [Heading]	rr_ObjectiveHeading	SFT IvySM Growth Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	SFT IvySM Growth Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the shares of the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT IvySM Growth Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization, growth-oriented companies with above-average levels of profitability and that Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment sub-adviser, believes have the ability to sustain growth over the long term. For the purposes of this Fund, large capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth oriented companies are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks to invest in companies that it believes possess, or have the potential to achieve dominant market positions and/or structural competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on companies operating in large, growing, addressable markets (generally, the potential markets for their goods and services) whose competitive market position WRIMCO believes will allow them to grow faster than the general economy. The key factors WRIMCO typically analyzes consist of: a company’s brand equity, proprietary technology, economies of scale, barriers to entry, strength of management, and level of competitive intensity; return of capital in the form of higher dividends or share repurchases; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a limited number of stocks (generally 45 to 60).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In general, WRIMCO may sell a security when, in WRIMCO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO also may sell a security due to its concern about long-term industry demand or poor capital management, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	SFT IvySM Growth Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:
  Active Management Risk – The Fund is subject to the risk that the investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Risks of Stock Investing – Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Company Risk – A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk – The securities of many companies have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk – The Fund typically holds a limited number of stocks (generally 45 to 60), and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s managers invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Large Company Risk – Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk – Fund performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Fund’s holdings and the Fund may not perform as well as other similar mutual funds.
  Market Risk – Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT IvySM Growth Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 125 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 4Q ’15): 7.63% Worst Quarter (ended 3Q ’15): -5.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2015)
SFT Ivy Growth Fund | SFT Ivy Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	310
5 Years	rr_ExpenseExampleYear05	538
10 Years	rr_ExpenseExampleYear10	$ 1,192
2015	rr_AnnualReturn2015	6.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.68%)
1 Year	rr_AverageAnnualReturnYear01	6.74%
5 Years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
SFT Ivy Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	13.53%
10 years	rr_AverageAnnualReturnYear10	8.53%
Inception	rr_AverageAnnualReturnSinceInception